Income Taxes - Schedule of Reconciliation of Income Tax Provision (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Effective Income tax rate reconciliation, amount
Income tax provision			$ 0	$ 0
Foreign rate differential			(3,847,028)	(3,710,522)
Valuation Allowance			5,144,004	$ 3,710,522
Rate Changes			(673,295)
Credits			(604,957)
Total income tax provision	$ 56,005	$ 3,985	$ 18,724